Environmental Protection Agency and Water Treatment Liabilities (“EPA”) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for deposits	$ 19,000,000		$ 19,000,000
Monthly fee	20,000		20,000
Restricted cash	2,975,000	$ 6,476,000	4,475,000	$ 6,476,000
Accretion expense on liability	408,013	$ 452,807	$ 1,975,089	1,632,674
Discounted percentage			19.50%
Environment protection agency cost recovery liability, net of discount	8,957,242		$ 8,549,229
Interest payable	156,743		154,743
Monthly instalments	100,000		100,000
Monthly costs water treatment charges	100,000		100,000
Prepaid expense			100,000	94,582
Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond	2,975,000		4,475,000
EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to EPA			3,000,000
Payment bond			14,000,000	17,000,000
Secured deposits			4,475,000
Repayments of Lines of Credit			4,475,000
EPA Settlement Agreement Amendment [Member] | Payment Bond One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond	9,999,000		9,999,000	9,999,000
EPA Settlement Agreement Amendment [Member] | Payment Bond Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond	$ 4,001,000		$ 4,001,000	5,000,000
EPA Settlement Agreement Amendment [Member] | Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond				$ 2,001,000